SCHEDULE OF BASIC AND DILUTED WEIGHTED AVERAGE COMMON STOCK OUTSTANDING (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basic weighted average common stock outstanding	396,165,575	384,075,369
Stock options outstanding		2,606,054
Warrants outstanding		68,681
Convertible debt, convertible into common stock		70,549,786
Diluted weighted average common stock outstanding	396,165,575	457,299,890